Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)
(18)	Quarterly Financial Data (Unaudited)

	Quarter Ended
	March 31	June 30	September 30	December 31
	(in thousands, except per share data)
YEAR 2011
Research and development expense	$3,345	$3,397	$2,837	$3,714
Net (loss) income	(7,029)	2,898	(960)	(13,970)
Per common share information:
Basic and diluted net (loss) income per share	$(4.50)	$1.21	$(0.40)	$(5.90)

YEAR 2010
Research and development expense	$3,316	$3,253	$3,543	$2,743
Net loss	(6,435)	(6,505)	(6,715)	(5,945)
Per common share information:
Basic and diluted net loss per share	$(143.30)	$(6.10)	$(5.40)	$(4.80)